Debt - Outstanding Debt, Long-term and Debt Issuance Costs (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt due within one year	$ 185	$ 33
Long-term debt	6,426	6,881
Carrying value	$ 6,611	$ 6,914